Note 15 - Capital Requirements And Restrictions On Retained Earnings	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE 15 - CAPITAL REQUIREMENTS AND RESTRICTIONS ON RETAINED EARNINGS

Banks are subject to regulatory capital requirements administered by the federal banking agencies.  Since the Company is a one bank holding company with consolidated assets less than $500 million, regulatory minimum capital ratios are applied only to the Bank.  Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet various capital requirements can initiate regulatory action.

Prompt corrective action regulations provide five classifications, including well-capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If a bank is not well-capitalized, regulatory approval is required to accept brokered deposits.  Subject to limited exceptions, a bank may not make a capital distribution if, after making the distribution, it would be undercapitalized.  If a bank is undercapitalized, it is subject to being closely monitored by its principal federal regulator, its asset growth and expansion are restricted, acquisitions, new activities, new branches, payment of dividends or management fees are prohibited and plans for capital restoration are required. In addition, further specific types of restrictions may be imposed on the bank at the discretion of the federal regulator. The Bank was in the undercapitalized category at both December 31, 2010 and 2011.

The Bank’s Consent Order with the FDIC and the OFIR, its primary banking regulators, became effective on September 2, 2010. The Bank agreed to the terms of the Consent Order without admitting or denying any charge of unsafe or unsound banking practices relating to capital, asset quality, or earnings. The Consent Order imposes no fines or penalties on the Bank. The Consent Order will remain in effect and enforceable until it is modified, terminated, suspended, or set aside by the FDIC and OFIR.

The Consent Order required the Bank to implement a written profit plan, a written contingency funding plan, a written plan to reduce the Bank's reliance on brokered deposits, a comprehensive strategic plan; and to develop an analysis and assessment of the Bank's management needs.  Under the Consent Order, the Bank is required to maintain higher capital levels than requested under prompt corrective action and the Bank may not declare or pay any dividend without the prior written consent of the regulators.

Prior to the issuance of the Consent Order, the Bank's Board of Directors and management had already commenced initiatives and strategies to address a number of the requirements of the Consent Order. The Bank continues to work in cooperation with its regulators.  Our ability to fully comply with all of the requirements of the Consent Order, including maintaining specified capital levels, is not entirely within our control, and is not assured. Our ability to comply with the requirements of the Consent Order may be affected by many factors, including the availability of capital and other funds, the extent of repayment of loans by borrowers, declines in the value of collateral including real estate, the Bank's ability to realize on collateral, actions that may be taken by our lender in connection with our matured $5,000,000 term loan, and actions by bank regulators. Failure to comply with provisions of the Consent Order may result in further regulatory action that could have a material adverse effect on us and our shareholders, as well as the Bank.

There were several directives related to loans contained in the Consent Order. All action plans have been submitted to the FDIC. Management continues to update the action plans and is working diligently to reduce the risk position as outlined in each action plan.

Under the Consent Order the Bank was required, within 90 days of September 2, 2010, to have and maintain its level of tier one capital, as a percentage of its total assets, at a minimum of 8.5%, and its level of qualifying total capital, as a percentage of risk-weighted assets, at a minimum of 11%. The Bank was not in compliance with this requirement at either December 31, 2011 or December 31, 2010. Management continues to explore options to raise the capital required for full compliance. At December 31, 2011, a capital contribution of $10,320,000 would have been needed to meet the capital ratios specified in the Consent Order.

Included in the table are the actual capital amounts and ratios for the Bank and the required capital amounts and ratios for the Bank at December 31.

	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required Under Consent Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio

2011
Total Capital (Tier 1 and Tier 2) to risk-weighted assets of the Bank	$10,350,300	6.40%	$12,944,731	8.00%	$17,799,005	11.00%
Tier 1 (Core) Capitalto risk-weighted assets of the Bank	8,287,231	5.12	6,472,366	4.00	N/A	N/A
Tier 1 (Core) Capital to average assets of the Bank	8,287,231	3.79	8,756,307	4.00	18,607,152	8.50

	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required Under Consent Order
	Amount	Ratio	Amount	Ratio	Amount	Ratio

2010
Total Capital (Tier 1 and Tier 2) to risk-weighted assets of the Bank	$12,501,302	7.06%	$14,173,103	8.00%	$19,488,017	11.00%
Tier 1 (Core) Capital to risk-weighted assets of the Bank	10,254,935	5.79	7,086,552	4.00	N/A	N/A
Tier 1 (Core) Capital to average assets of the Bank	10,254,935	4.25	9,646,274	4.00	20,498,333	8.50

Federal Reserve guidelines limit the amount of allowance for loan losses that can be included in tier two capital. In general only 1.25% of net risk-weighted assets are allowed to be included. At December 31, 2011, only $2,063,069 was counted as tier two capital and $3,236,385 was disallowed.  At December 31, 2010, $2,246,366 was counted as tier two capital and $2,545,541 was disallowed.

Under the Consent Order the Bank is restricted from declaring or paying dividends without prior written authorization of the FDIC. The Bank is in full compliance with this restriction.

As required by the Consent Order, the Bank adopted a detailed liquidity plan on November 17, 2010 which provided for intended liquidity sources to meet the Bank’s assessed liquidity needs over the time horizons of 6, 12 and 18 months.  As a condition of the Consent Order, the Bank is unable to accept brokered deposits.

Since the beginning of 2010, the Bank has been able to replace maturing brokered deposits with local deposits, including internet based time deposits and core deposits. Management does not believe the restriction on issuing brokered deposits imposes a significant liquidity problem for the Bank. Brokered deposit balances were $3,462,000 at December 31, 2011 and all mature during 2012.

On August 17, 2011, the Bank was issued a Supervisory Prompt Corrective Action Directive (the “Directive”) because of its undercapitalized capital category at December 31, 2010, its failure to submit a capital restoration plan that satisfies the requirements spelled out in the FDIC Rules and Regulations, and the continued deterioration of the Bank. The Directive stipulated that the Bank be restored to an “adequately capitalized” capital category within 60 days of the issuance of the Directive. Since the issuance of the Consent, the board has made many efforts to secure funding and comply with both the Consent and the Directive but has not been successful. As such, the Bank was not in compliance with the Directive at the end of 60 days and remains out of compliance. The board informed the FDIC in a letter dated October 14, 2011 that it was unable to comply with the Directive. There has been no further communications with the FDIC regarding the Directive. The board’s efforts to garner capital for the Bank is continuing.